NON-CASH TRANSACTIONS	6 Months Ended	12 Months Ended
	Oct. 31, 2015	Apr. 30, 2015
Supplemental Cash Flow Elements [Abstract]
NON-CASH TRANSACTIONS
11.	NON-CASH TRANSACTIONS:

Investing and financing activities that affect recognized assets or liabilities but that do not result in cash receipts or cash payments are excluded from the condensed consolidated statements of cash flows. During the six months ended October 31, 2015, the following transactions were excluded from the condensed consolidated statement of cash flows:

a)	The issuance by the Company of 1,980,840 common shares at the fair value of $373,142 as payment of interest on the Promissory Notes;

b)	The issuance by the Company of 286,845 common shares at the fair value of $54,035 as payment of interest on the Second Promissory Notes; and,

c)	The commitment to issue 1,042,754 common shares at the fair value of $247,872 and 1,042,754 warrants at the fair value of $130,347 pursuant to the Second Promissory Notes.

During the six months ended October 31, 2014, the following transactions were excluded from the condensed consolidated statement of cash flows:

a)	The issuance by the Company of 741,233 common shares at the fair value of $152,701 as payment of interest on the Promissory Notes; and,

b)	The commitment to issue of 329,446 common shares at the fair value of $72,000 and 329,446 warrants at the fair value of $44,601 pursuant to the Promissory Notes.

13.	NON-CASH TRANSACTIONS:

Investing and financing activities that affect recognized assets or liabilities but that do not result in cash receipts or cash payments are excluded from the consolidated statements of cash flows. During the year ended April 30, 2015, the following transactions were excluded from the consolidated statement of cash flows:

a)	The issuance by the Company of 2,363,262 common shares at the fair value of $523,866 as payment of interest on the Promissory Notes;

b)	The commitment to issue of 472,998 common shares at the fair value of $98,640 and 472,998 warrants at the fair value of $60,161 pursuant to the Promissory Notes; and,

c)	The commitment to issue of 679,985 common shares at the fair value of $134,095 and 679,985 warrants at the fair value of $70,729 pursuant to the Second Promissory Notes.

During the year ended April 30, 2014, the following transactions were excluded from the consolidated statement of cash flows:

a)	The issuance by the Company of 1,001,112 common shares at the fair value of $266,743 as payment of interest on the Promissory Notes;

b)	The issuance by the Company of 1,339,262 common shares at the fair value of $184,540 pursuant to the Promissory Notes; and,

c)	The issuance by the Company of 2,277,341 common shares at the fair value of $365,353 pursuant to the settlement of Loans.